UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C 20549 FORM 13F FORM 13F COVER PAGE Report for the Calendar Year or Quarter Ended: December 31, 2003 Check here if Amendment [ ]; Amendment Number: This Amendment (Check only one.): [ ] is a restatement. [ ] adds new holdings entries. Institutional Investment Manager Filing this Report: Name : White Oak Capital Management, Inc. Address: 380 Madison Avenue, 22nd Floor NEW YORK, NY 10017 13F File Number: 28-3556 The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral part of this form. Person signing this report on behalf of Reporting Manager: Name: Robert R. Cole Title: President Phone: (212) 490-0600 Signature, Place, and Date of signing: Robert R. Cole, New York, New York January 15, 2004 Report Type (Check only One) [X] 13F Holdings Report [ ] 13F Notice [ ] 13F Combination Report List of Other Managers reporting for this Manager: NONE I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934 FORM 13F SUMMARY PAGE Report Summary Number of Other Included Managers: NONE Form 13F Information Table Entry Total: 227 Form 13F Information Table Value Total : $ 398,542 VALUE SHARES/ SH/ PUT/ INVSTMT -----VOTING AUTHORITY----- NAME OF ISSUER -TITLE OF CLASS- --CUSIP-- X$1000 PRN AMT PRN CALL DSCRETN -MANAGERS-- SOLE SHARED NONE ***BP P L C SPONSORED ADR COMMON STOCK 055622104 1152 23341 SH SOLE 0 292 23049 ***BP P L C SPONSORED ADR COMMON STOCK 055622104 2622 53129 SH DEFINED 0 53129 ***CARNIVAL CORP COMMON STOCK 143658300 1053 26500 SH SOLE 0 7400 19100 ***EVEREST RE GROUP LTD COMMON STOCK G3223R108 245 2900 SH SOLE 0 2900 ***HSBC HOLDINGS PLC COMMON STOCK 404280406 422 5350 SH SOLE 0 5350 ***MAGNA INTERNATIONAL INC COMMON STOCK 559222401 772 9650 SH SOLE 0 4900 4750 ***NOKIA CORP-SPONSORED ADR COMMON STOCK 654902204 1143 67260 SH SOLE 0 10900 56360 ***NOKIA CORP-SPONSORED ADR COMMON STOCK 654902204 755 44420 SH DEFINED 0 44420 ***ROYAL DUTCH PETROLEUM CO COMMON STOCK 780257804 1461 27893 SH SOLE 0 27893 ***ROYAL DUTCH PETROLEUM CO COMMON STOCK 780257804 4264 81399 SH DEFINED 0 81399 ***SCHLUMBERGER LTD COMMON STOCK 806857108 662 12105 SH SOLE 0 12105 ***SCHLUMBERGER LTD COMMON STOCK 806857108 1395 25500 SH DEFINED 0 25500 ***TARO PHARMACEUTICAL COMMON STOCK M8737E108 400 6200 SH SOLE 0 2000 4200 ***VODAFONE GROUP PLC NEW COMMON STOCK 92857W100 379 15120 SH DEFINED 0 15120 ***WILLIS GROUP HOLDINGS LTD COMMON STOCK G96655108 262 7700 SH SOLE 0 5400 2300 3M COMPANY COMMON STOCK 88579Y101 437 5140 SH SOLE 0 2600 2540 ABBOTT LABORATORIES COMMON STOCK 002824100 2530 54290 SH SOLE 0 54290 ABBOTT LABORATORIES COMMON STOCK 002824100 6497 139430 SH DEFINED 0 139430 ACUITY BRANDS INC COMMON STOCK 00508Y102 328 12700 SH SOLE 0 10800 1900 AES Corp COM 00130H105 472 50000 SH Sole 50000 AES TR III PFD CV 6.75% 00808N202 432 10000 SH Sole 10000 AFFYMETRIX INC COMMON STOCK 00826T108 333 13550 SH SOLE 0 8500 5050 ALLERGAN INC COMMON STOCK 018490102 726 9450 SH SOLE 0 4700 4750 ALLIANT TECHSYSTEMS INC-W/RTS COMMON STOCK 018804104 827 14323 SH SOLE 0 7950 6373 Altria Group COM 718154107 3537 65000 SH Sole 65000 ALTRIA GROUP INC COMMON STOCK 02209S103 9855 181087 SH DEFINED 0 181087 AMAZON.COM INC COMMON STOCK 023135106 1989 37790 SH SOLE 0 9200 28590 AMER INTERNATIONAL GROUP INC COMMON STOCK 026874107 11698 176488 SH SOLE 0 26555 149933 AMER INTERNATIONAL GROUP INC COMMON STOCK 026874107 24286 366414 SH DEFINED 0 366414 Amer Supercond. COM 030111108 2370 171000 SH Sole 171000 AMERADA HESS CORP COMMON STOCK 023551104 299 5618 SH DEFINED 0 5618 AMERICAN EXPRESS COMPANY COMMON STOCK 025816109 1281 26550 SH SOLE 0 15300 11250 American Tower A COM 029912201 216 20000 SH Sole 20000 Amgen COM 031162100 266 4300 SH Sole 4300 AMGEN CORP COMMON STOCK 031162100 4095 66279 SH SOLE 0 6000 60279 AMGEN CORP COMMON STOCK 031162100 4189 67800 SH DEFINED 0 67800 ANADARKO PETROLEUM CORP COMMON STOCK 032511107 1049 20570 SH SOLE 0 20570 ANHEUSER BUSCH COMPANIES INC COMMON STOCK 035229103 263 5000 SH SOLE 0 5000 APACHE CORP COMMON STOCK 037411105 442 5450 SH SOLE 0 3300 2150 APPLIED MATERIALS INC COMMON STOCK 038222105 3055 136120 SH SOLE 0 16000 120120 APPLIED MATERIALS INC COMMON STOCK 038222105 1547 68938 SH DEFINED 0 68938 AUTOMATIC DATA PROCESSING INC COMMON STOCK 053015103 3948 99666 SH SOLE 0 3500 96166 AUTOMATIC DATA PROCESSING INC COMMON STOCK 053015103 6599 166593 SH DEFINED 0 166593 Avaya Inc. COM 053499109 653 50500 SH Sole 50500 BANK OF AMER CORP COMMON STOCK 060505104 500 6213 SH SOLE 0 2400 3813 BANKNORTH GROUP INC NEW COMMON STOCK 06646R107 358 11000 SH SOLE 0 7600 3400 BECKMAN COULTER INC COMMON STOCK 075811109 470 9250 SH SOLE 0 4750 4500 BECTON DICKINSON & CO COMMON STOCK 075887109 288 6996 SH DEFINED 0 6996 Bellsouth Corp COM 079860102 250 8850 SH Sole 8850 BERKSHIRE HATHAWAY INC CL B COMMON STOCK 084670207 310 110 SH SOLE 0 110 BIOGEN IDEC INC COMMON STOCK 09062X103 242 6600 SH SOLE 0 5800 800 BIOMET INC COMMON STOCK 090613100 785 21675 SH SOLE 0 8600 13075 BRISTOL MYERS SQUIBB CO COMMON STOCK 110122108 243 8500 SH DEFINED 0 8500 BROADCOM CORP CL A COMMON STOCK 111320107 561 16500 SH SOLE 0 14500 2000 BROCADE COMMUNICATIONS SYS INC COMMON STOCK 111621108 118 20350 SH SOLE 0 12400 7950 BUCKEYE PARTNERS L P COMMON STOCK 118230101 363 8000 SH DEFINED 0 8000 Capital Financial One COM 14040H105 613 10000 SH Sole 10000 Cendant Corp COM 151313103 236 10600 SH Sole 10600 CHEESECAKE FACTORY INC COMMON STOCK 163072101 2196 49856 SH SOLE 0 17375 32481 CHELSEA PPTY GROUP INC COMMON STOCK 163421100 449 8200 SH DEFINED 0 8200 CHEVRONTEXACO CORP COMMON STOCK 166764100 2533 29324 SH SOLE 0 29324 CHEVRONTEXACO CORP COMMON STOCK 166764100 4157 48117 SH DEFINED 0 48117 Choicepoint COM 170388102 307 8066 SH Sole 8066 CISCO SYSTEMS INC COMMON STOCK 17275R102 13837 571089 SH SOLE 0 12000 559089 CISCO SYSTEMS INC COMMON STOCK 17275R102 11756 485187 SH DEFINED 0 485187 Cisco Systems Inc. COM 17275R102 947 39100 SH Sole 39100 CITIGROUP INC COMMON STOCK 172967101 837 17250 SH SOLE 0 10600 6650 COCA-COLA CO COMMON STOCK 191216100 216 4250 SH SOLE 0 4250 Cohen Steers REIT COM 19247x100 401 15500 SH Sole 15500 COLGATE PALMOLIVE CO COMMON STOCK 194162103 6698 133833 SH SOLE 0 4300 129533 COLGATE PALMOLIVE CO COMMON STOCK 194162103 5470 109288 SH DEFINED 0 109288 COMCAST CORPORATION COMMON STOCK 20030N200 606 19352 SH DEFINED 0 19352 COMMERCE BANCSHARES INC COMMON STOCK 200525103 246 5020 SH SOLE 0 4674 346 CONOCOPHILLIPS COMMON STOCK 20825C104 308 4700 SH SOLE 0 4700 Constellation Brands COM 21036P108 649 19700 SH Sole 19700 Corning Inc COM 219350105 521 50000 SH Sole 50000 COSTCO WHOLESALE CORP-NEW COMMON STOCK 22160K105 416 11200 SH SOLE 0 4400 6800 D R Horton Inc COM 23331A109 865 20000 SH Sole 20000 DELL INC COMMON STOCK 24702R101 513 15100 SH SOLE 0 11000 4100 DOVER CORP COMMON STOCK 260003108 231 5800 SH SOLE 0 5800 E W SCRIPPS CO NEW-CL A COMMON STOCK 811054204 753 8000 SH SOLE 0 3600 4400 EBAY INC COMMON STOCK 278642103 1321 20448 SH SOLE 0 6200 14248 ELECTRONIC ARTS COMMON STOCK 285512109 2465 51700 SH SOLE 0 12800 38900 ELI LILLY & CO COMMON STOCK 532457108 253 3600 SH DEFINED 0 3600 EMC Corp. COM 268648102 646 50000 SH Sole 50000 EMERSON ELECTRIC CO COMMON STOCK 291011104 661 10210 SH SOLE 0 4100 6110 ENBRIDGE ENERGY PARTNERS L P COMMON STOCK 29250R106 250 5000 SH DEFINED 0 5000 Encana Corp. COM 292505104 951 24110 SH Sole 24110 EXXON MOBIL CORP COMMON STOCK 30231G102 1884 45947 SH SOLE 0 6600 39347 EXXON MOBIL CORP COMMON STOCK 30231G102 3333 81284 SH DEFINED 0 81284 Exxon Mobil Corp COM 30231g102 295 7200 SH Sole 7200 FANNIE MAE COMMON STOCK 313586109 2042 27200 SH SOLE 0 19000 8200 FIFTH THIRD BANCORP COMMON STOCK 316773100 315 5324 SH SOLE 0 5324 FIRST AMERICAN CORP COMMON STOCK 318522307 208 7000 SH SOLE 0 5500 1500 First American Corp. COM 318522307 878 29500 SH Sole 29500 FIRST DATA CORP COMMON STOCK 319963104 2818 68573 SH SOLE 0 68573 FIRST DATA CORP COMMON STOCK 319963104 2876 70000 SH DEFINED 0 70000 First Republic Bank of San Fra COM 336158100 358 10000 SH Sole 10000 FISERV INC COMMON STOCK 337738108 371 9387 SH SOLE 0 6387 3000 FLEETBOSTON FINL CORP COMMON STOCK 339030108 559 12807 SH SOLE 0 1800 11007 FREDDIE MAC-VOTING COMMON COMMON STOCK 313400301 2135 36610 SH SOLE 0 4000 32610 FREDDIE MAC-VOTING COMMON COMMON STOCK 313400301 3606 61825 SH DEFINED 0 61825 GANNETT CO INC COMMON STOCK 364730101 779 8733 SH DEFINED 0 8733 GAP INC COMMON STOCK 364760108 433 18662 SH SOLE 0 10125 8537 GENENTECH INC COMMON STOCK 368710406 239 2550 SH SOLE 0 1400 1150 GENERAL ELECTRIC CO COMMON STOCK 369604103 5829 188142 SH SOLE 0 188142 GENERAL ELECTRIC CO COMMON STOCK 369604103 7016 226456 SH DEFINED 0 226456 GENERAL MOTORS CORP COMMON STOCK 370442105 240 4500 SH SOLE 0 4500 GILLETTE CO COMMON STOCK 375766102 529 14400 SH SOLE 0 6800 7600 GlobalSantaFe Corp COM G3930E101 303 12200 SH Sole 12200 Gold Field's LTD ADR COM 38059T106 432 31000 SH Sole 1000 30000 GREENPOINT FINANCIAL CORP COMMON STOCK 395384100 325 9200 SH SOLE 0 6800 2400 H J HEINZ CO COMMON STOCK 423074103 310 8500 SH SOLE 0 2500 6000 HARLEY DAVIDSON INC COMMON STOCK 412822108 2077 43698 SH SOLE 0 8000 35698 HENRY SCHEIN INC COMMON STOCK 806407102 395 5850 SH SOLE 0 4900 950 HERSHEY FOODS CORP COMMON STOCK 427866108 288 3737 SH SOLE 0 3737 HOME DEPOT INC COMMON STOCK 437076102 4153 117020 SH SOLE 0 5450 111570 HOME DEPOT INC COMMON STOCK 437076102 3416 96266 SH DEFINED 0 96266 HOOPER HOLMES INC COMMON STOCK 439104100 83 13500 SH SOLE 0 13500 Hughes COM 444418107 392 23662 SH Sole 23662 ILLINOIS TOOL WORKS INC COMMON STOCK 452308109 470 5600 SH SOLE 0 5600 INKINE PHARMACEUTICAL CO INC COMMON STOCK 457214104 48 10000 SH SOLE 0 10000 Intel COM 458140100 320 10000 SH Sole 10000 INTEL CORP COMMON STOCK 458140100 4972 155145 SH SOLE 0 3400 151745 INTEL CORP COMMON STOCK 458140100 2890 90160 SH DEFINED 0 90160 INTERNATIONAL BUSINESS COMMON STOCK 459200101 2033 21934 SH SOLE 0 2400 19534 INTERNATIONAL BUSINESS COMMON STOCK 459200101 11184 120678 SH DEFINED 0 120678 J P MORGAN CHASE & CO COMMON STOCK 46625H100 913 24850 SH SOLE 0 24850 J P MORGAN CHASE & CO COMMON STOCK 46625H100 4325 117762 SH DEFINED 0 117762 J P Morgan Chase & Co COM 46625h100 275 7500 SH Sole 7500 JDS UNIPHASE CORP COMMON STOCK 46612J101 154 42385 SH SOLE 0 18200 24185 JOHNSON & JOHNSON COMMON STOCK 478160104 7176 138906 SH SOLE 0 11956 126950 JOHNSON & JOHNSON COMMON STOCK 478160104 6264 121250 SH DEFINED 0 121250 JUNIPER NETWORKS COMMON STOCK 48203R104 407 21785 SH SOLE 0 13950 7835 KERR MCGEE CORP COMMON STOCK 492386107 548 11788 SH DEFINED 0 11788 KIMBERLY CLARK CORP COMMON STOCK 494368103 535 9050 SH SOLE 0 4300 4750 Kinder Morgan COM 49455P101 597 10100 SH Sole 10100 KINDER MORGAN ENERGY PARTNERS COMMON STOCK 494550106 411 8340 SH DEFINED 0 8340 KINDER MORGAN INC COMMON STOCK 49455P101 443 7500 SH SOLE 0 5150 2350 Kinder Morgan LLC COM 49455U100 511 11900 SH Sole 11900 L-3 COMMUNICATIONS HOLDINGS COMMON STOCK 502424104 3523 68598 SH SOLE 0 10300 58298 L-3 COMMUNICATIONS HOLDINGS COMMON STOCK 502424104 2677 52125 SH DEFINED 0 52125 Liberty Media A COM 530718105 673 56600 SH Sole 56600 LIBERTY MEDIA CORP SER A NEW COMMON STOCK 530718105 938 78900 SH SOLE 0 65000 13900 LSI LOGIC CORP COMMON STOCK 502161102 117 13200 SH SOLE 0 8600 4600 MARSH & MCLENNAN COS INC COMMON STOCK 571748102 433 9050 SH SOLE 0 5700 3350 MCGRAW HILL COMPANIES INC COMMON STOCK 580645109 1190 17021 SH DEFINED 0 17021 McLeodUSA COM 582266706 740 500000 SH Sole 500000 MEDTRONIC INC COMMON STOCK 585055106 2102 43236 SH SOLE 0 5100 38136 MEDTRONIC INC COMMON STOCK 585055106 1938 39875 SH DEFINED 0 39875 MENS WEARHOUSE INC COMMON STOCK 587118100 2511 100400 SH SOLE 0 100400 MERCK & CO INC COMMON STOCK 589331107 1485 32144 SH SOLE 0 32144 MERCK & CO INC COMMON STOCK 589331107 8622 186629 SH DEFINED 0 186629 METLIFE INC COMMON STOCK 59156R108 1247 37043 SH SOLE 0 33800 3243 MICROCHIP TECHNOLOGY INC COMMON STOCK 595017104 576 17274 SH SOLE 0 9787 7487 MICROSOFT CORP COMMON STOCK 594918104 5714 208751 SH SOLE 0 8000 200751 MICROSOFT CORP COMMON STOCK 594918104 4318 157750 SH DEFINED 0 157750 MILLENNIUM PHARMACEUTICALS INC COMMON STOCK 599902103 254 13600 SH SOLE 0 6900 6700 Morgan Stanley Instl Fund Inte 617440813 4230 407942 SH Sole 407942 NEXTEL COMMUNICATIONS INC-CL A COMMON STOCK 65332V103 216 7694 SH SOLE 0 7694 Nortel Networks COM 656569100 216 51000 SH Sole 1000 50000 NORTHROP GRUMMAN CORP COMMON STOCK 666807102 312 3260 SH SOLE 0 2400 860 OMNICOM GROUP INC COMMON STOCK 681919106 2365 27082 SH SOLE 0 27082 OMNICOM GROUP INC COMMON STOCK 681919106 2963 33925 SH DEFINED 0 33925 Online Resources COM 68273G101 1260 192000 SH Sole 192000 ORACLE CORP COMMON STOCK 68389X105 1521 114989 SH SOLE 0 20800 94189 ORACLE CORP COMMON STOCK 68389X105 421 31825 SH DEFINED 0 31825 Pacific Capital Bancrp. COM 69404p101 295 8000 SH Sole 8000 PEPSICO INC COMMON STOCK 713448108 3043 65263 SH SOLE 0 65263 PEPSICO INC COMMON STOCK 713448108 4930 105750 SH DEFINED 0 105750 PFIZER INC COMMON STOCK 717081103 5639 159619 SH SOLE 0 50300 109319 PFIZER INC COMMON STOCK 717081103 4087 115675 SH DEFINED 0 115675 PLUM CREEK TIMBER CO INC COMMON STOCK 729251108 260 8550 SH SOLE 0 6600 1950 PROCTER & GAMBLE CO COMMON STOCK 742718109 557 5574 SH SOLE 0 2600 2974 Pulte Homes COM 745867101 843 9000 SH Sole 9000 QUESTAR CORP COMMON STOCK 748356102 598 17005 SH SOLE 0 17005 QUESTAR CORP COMMON STOCK 748356102 692 19699 SH DEFINED 0 19699 Quinenco S.A. COM 748718103 478 53700 SH Sole 53700 REYNOLDS & REYNOLDS CO CLASS A COMMON STOCK 761695105 386 13300 SH DEFINED 0 13300 RUBY TUESDAY INC COMMON STOCK 781182100 273 9599 SH SOLE 0 9599 SAFECO CORP COMMON STOCK 786429100 335 8600 SH SOLE 0 5900 2700 Sanmina Sci Corp COM 800907107 630 50000 SH Sole 50000 SCHERING PLOUGH CORP COMMON STOCK 806605101 186 10672 SH DEFINED 0 10672 Scudder RREEF COM 81119Q100 344 22500 SH Sole 22500 Senetek Plc - Adr COM 817209307 11 25000 SH Sole 25000 SIEBEL SYSTEMS INC COMMON STOCK 826170102 233 16750 SH SOLE 0 11800 4950 SIEBEL SYSTEMS INC COMMON STOCK 826170102 161 11550 SH DEFINED 0 11550 SIGMA-ALDRICH CORP COMMON STOCK 826552101 335 5850 SH SOLE 0 4100 1750 SILICON VALLEY BANCSHARES COMMON STOCK 827064106 339 9397 SH SOLE 0 9397 Sirius Satellite Radio COM 82966U103 711 225000 SH Sole 225000 SMUCKER J M COMPANY COMMON STOCK 832696405 238 5262 SH SOLE 0 2054 3208 SOUTHTRUST CORP COMMON STOCK 844730101 2125 64896 SH DEFINED 0 64896 STRYKER CORP COMMON STOCK 863667101 1604 18872 SH SOLE 0 18872 STRYKER CORP COMMON STOCK 863667101 2004 23575 SH DEFINED 0 23575 SUN MICROSYSTEMS INC COMMON STOCK 866810104 1067 238734 SH SOLE 0 24400 214334 TARGET CORP COMMON STOCK 87612E106 518 13499 SH SOLE 0 7000 6499 TEXAS INSTRUMENTS INC COMMON STOCK 882508104 1345 45784 SH SOLE 0 12000 33784 TEXTRON INC COMMON STOCK 883203101 228 4000 SH SOLE 0 3600 400 TIME WARNER INC COMMON STOCK 887317105 1962 109036 SH SOLE 0 25800 83236 TIME WARNER INC COMMON STOCK 887317105 976 54257 SH DEFINED 0 54257 TRAVELERS PPTY CASUALTY CL A COMMON STOCK 89420G109 179 10682 SH SOLE 0 6165 4517 Tripath Imaging COM 896942109 1330 170500 SH Sole 170500 TUESDAY MORNING CORP-NEW COMMON STOCK 899035505 245 8100 SH SOLE 0 5000 3100 Ultrapar Part Pfd COM 90400P101 612 48000 SH Sole 48000 UNION PACIFIC CORP COMMON STOCK 907818108 208 3000 SH SOLE 0 3000 UNITEDHEALTH GROUP INC COMMON STOCK 91324P102 483 8300 SH SOLE 0 4950 3350 Unitrin COM 913275103 286 6900 SH Sole 6900 UNIVISION COMMUNICATIONS INC COMMON STOCK 914906102 3802 95793 SH SOLE 0 11000 84793 UNIVISION COMMUNICATIONS INC COMMON STOCK 914906102 3505 88300 SH DEFINED 0 88300 US BANCORP DEL COMMON STOCK 902973304 1114 37407 SH SOLE 0 37407 UTSTARCOM INC COMMON STOCK 918076100 280 7550 SH SOLE 0 4000 3550 VALSPAR CORP COMMON STOCK 920355104 1302 26352 SH SOLE 0 26352 VALSPAR CORP COMMON STOCK 920355104 2412 48800 SH DEFINED 0 48800 VERIZON COMMUNICATIONS COMMON STOCK 92343V104 294 8374 SH DEFINED 0 8374 Vodafone Group COM 92857w100 343 13700 SH Sole 13700 W W GRAINGER INC COMMON STOCK 384802104 359 7575 SH SOLE 0 5600 1975 WALGREEN CO COMMON STOCK 931422109 224 6150 SH SOLE 0 5750 400 WAL-MART STORES INC COMMON STOCK 931142103 4571 86161 SH SOLE 0 86161 WAL-MART STORES INC COMMON STOCK 931142103 5796 109248 SH DEFINED 0 109248 WALT DISNEY CO HOLDING CO COMMON STOCK 254687106 1550 66425 SH SOLE 0 66425 WALT DISNEY CO HOLDING CO COMMON STOCK 254687106 2935 125800 SH DEFINED 0 125800 WASHINGTON MUTUAL INC COMMON STOCK 939322103 757 18875 SH SOLE 0 18875 WASHINGTON MUTUAL INC COMMON STOCK 939322103 2405 59950 SH DEFINED 0 59950 WEBEX COMMUNICATIONS INC COMMON STOCK 94767L109 626 31098 SH SOLE 0 14700 16398 WELLS FARGO & CO-NEW COMMON STOCK 949746101 260 4410 SH SOLE 0 4410 Wells Fargo Corp COM 949746101 230 3900 SH Sole 3900 YAHOO INC COMMON STOCK 984332106 1044 23180 SH SOLE 0 7700 15480 REPORT SUMMARY 227 DATA RECORDS 398542 0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED